Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 22,092,155	$ 12,102,763
Accounts receivable		2,412,842	991,467
Inventories		712,040	738,773
Long term loan to a third-party, current			2,000,000
Prepaid expenses and other current assets		2,255,097	2,595,417
TOTAL CURRENT ASSETS		27,472,134	18,428,420
NON-CURRENT ASSETS:
Operating lease right-of-use assets		11,207,618	11,021,615
Property and equipment, net		5,322,405	4,444,473
Intangible assets, net		244,375	262,500
Long term security deposits		681,011	944,170
Long term debt investment		6,359,014	6,359,014
Long term prepaid expenses		275,949	315,642
TOTAL NON-CURRENT ASSETS		24,090,372	23,347,414
TOTAL ASSETS		51,562,506	41,775,834
CURRENT LIABILITIES:
Short-term bank loans		418,576	1,507,159
Current portion of long-term bank loans		306,956
Accounts payable		2,443,259	2,127,740
Taxes payable		174,290	48,712
Deferred revenue		7,228,151	6,697,964
Operating lease liabilities, current		2,221,418	2,325,390
Other current liabilities		929,801	662,963
TOTAL CURRENT LIABILITIES		13,725,262	14,142,417
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current		9,135,236	9,207,971
Long-term bank loans		4,157,853
TOTAL NON-CURRENT LIABILITIES		13,293,089	9,207,971
TOTAL LIABILITIES		27,018,351	23,350,388
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]
Additional paid-in capital		24,610,553	17,724,592
Statutory reserve		661,924	661,924
(Accumulated deficit) retained earnings		(657,455)	391,338
Accumulated other comprehensive loss		(122,339)	(379,707)
TOTAL SHAREHOLDERS’ EQUITY		24,544,155	18,425,446
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		51,562,506	41,775,834
Class A ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		45,802	21,629
Class B ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		5,670	5,670
Related Party
CURRENT LIABILITIES:
Due to a related party		$ 2,811	$ 772,489

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 (see Note 14)